ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	organization and principal activities

Blue Hat Interactive Entertainment Technology (“Blue Hat Cayman” or the “Company”) is a holding company incorporated on June 13, 2018, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Brilliant Hat Limited (“Blue Hat BVI”) established under the laws of the British Virgin Islands on June 26, 2018.

Blue Hat BVI is also a holding company holding all of the outstanding equity of Blue Hat Interactive Entertainment Technology Limited (“Blue Hat HK”) which was established in Hong Kong on June 26, 2018. Blue Hat HK is also a holding company holding all of the outstanding equity of Xiamen Duwei Consulting Management Co., Ltd. (“Blue Hat WFOE”) which was established on July 26, 2018 under the laws of the People’s Republic of China (“PRC” or “China”).

The Company, through its variable interest entity (“VIE”), Fujian Blue Hat Interactive Entertainment Technology Ltd. (“Blue Hat Fujian”), a PRC company, and through its wholly owned subsidiaries, including Hunan Engaomei Animation Culture Development Co., Ltd. (“Blue Hat Hunan”) and Shenyang Qimengxing Trading Co., Ltd. (“Blue Hat Shenyang”), each a PRC company, engages in designing, producing, promoting and selling interactive toys with mobile games features, original intellectual property and peripheral derivatives features worldwide.

On January 25, 2018, the Company established its wholly owned subsidiary, Chongqing Lanhui Technology Co. Ltd. (“Blue Hat Chongqing”), a PRC company. Blue Hat Chongqing also engages in designing, producing, promoting and selling interactive toys with mobile games features, original intellectual property and peripheral derivatives features worldwide. As of December 31, 2019, Blue Hat Chongqing had no operations.

On September 10, 2018, the Company established its wholly owned subsidiary, Pingxiang Blue Hat Technology Co. Ltd. (“Blue Hat Pingxiang”), a PRC company. Blue Hat Pingxiang also engages in designing, producing, promoting and selling interactive toys with mobile games features, original intellectual property and peripheral derivatives features worldwide.

On November 13, 2018, Blue Hat Cayman completed a reorganization of entities under common control of its then existing shareholders, who collectively owned all of the equity interests of Blue Hat Cayman prior to the reorganization. Blue Hat Cayman, Blue Hat BVI, and Blue Hat HK were established as the holding companies of Blue Hat WFOE. Blue Hat WFOE is the primary beneficiary of Blue Hat Fujian and its subsidiaries, and all of these entities included in Blue Hat Cayman are under common control which results in the consolidation of Blue Hat Fujian and subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Blue Hat Cayman.

The accompanying consolidated financial statements reflect the activities of Blue Hat Cayman and each of the following entities:

Name	Background	Ownership
Brilliant Hat Limited	A British Virgin Islands company	100% owned by Blue
	Incorporated on June 26, 2018	Hat Interactive
	A holding company	Entertainment
Technology
Blue Hat Interactive	A Hong Kong company	100% owned by
Entertainment Technology	Incorporated on June 26, 2018	Brilliant Hat Limited
Limited	A holding company
Xiamen Duwei Consulting	A PRC limited liability company and deemed a wholly foreign owned	100% owned by Blue
Management Co., Ltd.	enterprise (“WFOE”)	Hat Interactive
	Incorporated on July 26, 2018	Entertainment
	Registered capital of $736,073 (RMB 5,000,000)	Technology Limited.
A holding company
Fujian Blue Hat	A PRC limited liability company	VIE of Xiamen
Interactive Entertainment	Incorporated on January 7, 2010	Duwei Consulting
Technology Ltd.	Registered capital of $4,697,526 (RMB 31,054,000)	Management Co., Ltd
Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Hunan Engaomei Animation Culture	A PRC limited liability company Incorporated on October 19, 2017	100% owned by Fujian Blue Hat
Development Co., Ltd.	Registered capital of $302,540 (RMB 2,000,000)	Interactive
	Designing, producing, promoting and selling animated toys with mobile	Entertainment
	games features, original intellectual property and peripheral derivatives features.	Technology Ltd
Shenyang Qimengxing Trading Co., Ltd.	A PRC limited liability company Incorporated on July 27, 2017	100% owned by Fujian Blue Hat
	Registered capital of $302,540 (RMB 2,000,000)	Interactive
	Designing, producing, promoting and selling animated toys with mobile	Entertainment
	games futures, original intellectual property and peripheral derivatives features.	Technology Ltd.
Chongqing Lanhui Technology Co. Ltd.	A PRC limited liability company Incorporated on January 25, 2018	100% owned by Fujian Blue Hat
	Registered capital of $302,540 (RMB 2,000,000)	Interactive
	Designing, producing, promoting and selling animated toys with mobile	Entertainment
	games features, original intellectual property and peripheral derivatives features.	Technology Ltd.
Pingxiang Blue Hat	A PRC limited liability company	100% owned by
Technology Co. Ltd.	Incorporated on September 10, 2018	Fujian Blue Hat
	Registered capital of $302,540(RMB 2,000,000)	Interactive
	Designing, producing, promoting and selling animated toys with mobile	Technology Ltd.
games features, original intellectual property and peripheral derivatives features.

Contractual Arrangements

Due to legal restrictions on foreign ownership and investment in, among other areas, the production, development and operation of AR interactive entertainment games and toys in China, including interactive educational materials, mobile games, and toys with mobile game features, the Company operates its businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. As such, Blue Hat Fujian is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of three agreements, along with shareholders’ powers of attorney (“POAs”) and irrevocable commitment letters (collectively the “Contractual Arrangements”, which were signed on November 13, 2018).

The significant terms of the Contractual Arrangements are as follows:

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Blue Hat WFOE and Blue Hat Fujian, Blue Hat WFOE has the exclusive right to provide Blue Hat Fujian with technical support services, consulting services and other services, including technical support, technical assistance, technical consulting, and professional training necessary for Blue Hat Fujian’s operation, network support, database support, software services, business management consulting, grant use rights of intellectual property rights, lease hardware and device, provide system integration service, research and development of software and system maintenance, provide labor support and to develop the related technologies based on Blue Hat Fujian’s needs. In exchange, Blue Hat WFOE is entitled to a service fee that equals to all of the consolidated net income after offsetting previous year’s loss (if any) of Blue Hat Fujian. The service fee may be adjusted by Blue Hat WFOE based on the actual scope of services rendered by Blue Hat WFOE and the operational needs and expanding demands of Blue Hat Fujian.

Pursuant to the exclusive business cooperation agreement, Blue Hat WFOE has the unilateral right to adjust the service fee at any time, and Blue Hat Fujian has no right to adjust the service fee. We believe that such conditions under which the service fee may be adjusted will be primarily based on the needs of Blue Hat Fujian to operate and develop its business in the augmented reality market. For example, if Blue Hat Fujian needs to expand its business, increase research input or consummate mergers or acquisitions in the future, Blue Hat WFOE has the right to decrease the amount of the service fee, which would allow Blue Hat Fujian to have additional capital to operate and develop its business in the augmented reality market.

The exclusive business cooperation agreement remains in effect until November 13, 2028 and shall be automatically renewed for one year at the expiration date of the validity term. However, Blue Hat WFOE has the right to terminate this agreement upon giving 30 days’ prior written notice to Blue Hat Fujian at any time.

Call Option Agreements

Pursuant to the call option agreements, among Blue Hat WFOE, Blue Hat Fujian and the shareholders who collectively owned all of Blue Hat Fujian, such shareholders jointly and severally grant Blue Hat WFOE an option to purchase their equity interests in Blue Hat Fujian. The purchase price shall be the lowest price then permitted under applicable PRC laws. Blue Hat WFOE or its designated person may exercise such option at any time to purchase all or part of the equity interests in Blue Hat Fujian until it has acquired all equity interests of Blue Hat Fujian, which is irrevocable during the term of the agreements.

The call option agreements remain in effect until November 13, 2028 and shall be automatically renewed for one year at the expiration date of the validity term. However, Blue Hat WFOE has the right to terminate these agreements upon giving 30 days’ prior written notice to Blue Hat Fujian at any time.

Equity Pledge Agreement

Pursuant to the equity pledge agreement, among Blue Hat WFOE, Blue Hat Fujian, and the shareholders who collectively owned all of Blue Hat Fujian, such shareholders pledge all of the equity interests in Blue Hat Fujian to Blue Hat WFOE as collateral to secure the obligations of Blue Hat Fujian under the exclusive business cooperation agreement and call option agreements. These shareholders are prohibited from transferring the pledged equity interests without the prior consent of Blue Hat WFOE unless transferring the equity interests to Blue Hat WFOE or its designated person in accordance to the call option agreements.

The equity pledge agreement shall come into force the date on which the pledged interests is recorded, which is three days after signing of the Agreement on November 13, 2018, under Blue Hat Fujian’s register of shareholders and is registered with competent administration for industry and commerce of Blue Hat Fujian until all of the liabilities and debts to Blue Hat WFOE have been fulfilled completely by Blue Hat Fujian. Blue Hat Fujian and the shareholders who collectively owned all of Blue Hat Fujian shall not terminate these agreements in any circumstance for any reason. However, Blue Hat WFOE has the right to terminate these agreements upon giving 30 days’ prior written notice to Blue Hat Fujian at any time.

Shareholders’ Powers of Attorney (“POAs”)

Pursuant to the shareholders’ POAs, the shareholders of Blue Hat Fujian give Blue Hat WFOE an irrevocable proxy to act on their behalf on all matters pertaining to Blue Hat Fujian and to exercise all of their rights as shareholders of Blue Hat Fujian, including the right to attend shareholders meeting, to exercise voting rights and all of the other rights, and to sign transfer documents and any other documents in relation to the fulfillment of the obligations under the call option agreements and the equity pledge agreement. The shareholder POAs shall remain in effect while the shareholders of Blue Hat Fujian hold the equity interests in Blue Hat Fujian.

Irrevocable Commitment Letters

Pursuant to the irrevocable commitment letters, the shareholders of Blue Hat Fujian commit that their spouses or inheritors have no right to claim any rights or interest in relation to the shares that they hold in Blue Hat Fujian and have no right to impose any impact on the daily managing duties of Blue Hat Fujian, and commit that if any event which refrains them from exercising shareholders’ rights as a registered shareholder, such as death, incapacity, divorce or any other event, could happen to them, the shareholders of Blue Hat Fujian will take corresponding measures to guarantee the rights of other registered shareholders and the performance of the Contractual Arrangements. The letters are irrevocable and shall not be withdrawn without the consent of Blue Hat WFOE.

Based on the foregoing contractual arrangements, which grant Blue Hat WFOE effective control of Blue Hat Fujian and enable Blue Hat WFOE to receive all of their expected residual returns, the Company accounts for Blue Hat Fujian as a VIE. Accordingly, the Company consolidates the accounts of Blue Hat Fujian for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.